Note 43 - Insurance and reinsurance contracts income and expenses - Other operating income and expenses on insurance and reinsurance contracts (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Insurance and Reinsurance Contracts Income and Expenses
Income on insurance and reinsurance contracts (Income Statement)	€ 3,342	€ 3,652	€ 3,678
Expenses on insurance and reinsurance contracts (Income Statement)	2,272	2,545	2,599
Total Net Income Arising from Insurance and Reinsurance Contracts	€ 1,069	€ 1,107	€ 1,080